Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Impairment loss
Depreciation	$ 4,611	$ 8,328	$ 16,736	$ 7,949	$ 6,880